Equity Offerings - Schedule of Equity Offerings (Parenthetical) (Detail)			12 Months Ended
	Jun. 02, 2015	Jun. 27, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
General Partner's proportional capital contribution, percentage	2.00%	2.00%	2.00%	2.00%	2.00%